Goodwill - Schedule of Changes in Goodwill (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Beginning balance, Cost	$ 2,502	$ 2,454
Accumulated impairment at January 1, 2013	(225)	(223)
Beginning balance, Book value	2,277	2,231
Changes in book value:
Acquisitions	1	11
Divestments		(6)
Translation differences	80	41
Total changes	81	46
Ending balance, Cost	2,593	2,502
Accumulated impairment at December 31, 2013	(235)	(225)
Ending balance, Book value	$ 2,358	$ 2,277